Fair value of assets and liabilities - Capital Provision Direct and Indirect Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Decrease In Income And Net Assets Due To Increase In Interest Rate	$ (458,700)	$ (340,800)
Increase In Income And Net Assets Due To Decrease In Interest Rate	$ 458,700	$ 340,800
Interest rate 100bps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase in interest rate (percent)	1.00%	1.00%
Decrease In Income And Net Assets Due To Increase In Interest Rate	$ (161,110)	$ (116,874)
Decrease in interest rate (percent)	1.00%	1.00%
Increase In Income And Net Assets Due To Decrease In Interest Rate	$ 167,944	$ 130,076
Interest rate 50bps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase in interest rate (percent)	0.50%	0.50%
Decrease In Income And Net Assets Due To Increase In Interest Rate	$ (81,745)	$ (59,527)
Decrease in interest rate (percent)	0.50%	0.50%
Increase In Income And Net Assets Due To Decrease In Interest Rate	$ 82,724	$ 59,212